RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (By Fair Value Hierarchy) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 1,392	$ 1,440	$ 1,317
Other assets	257	211
Foreign Plan [Member] | Pension Plan [Member] | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Cash and cash equivalents at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	791	757
Foreign Plan [Member] | Pension Plan [Member] | Equity at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	656	599
Foreign Plan [Member] | Pension Plan [Member] | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	595	677
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income securities at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	387	477
Foreign Plan [Member] | Pension Plan [Member] | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6	6
Foreign Plan [Member] | Pension Plan [Member] | Other assets at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3	3
Foreign Plan [Member] | Pension Plan [Member] | Total assets at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1,046	1,079
Foreign Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	208	202
Foreign Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	2
Foreign Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	208	200
Foreign Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3	3	3
Foreign Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3	3
Foreign Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	135	156
Foreign Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	135	156
Foreign Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	575	515	464
Other assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	4	5
Domestic Plan [Member] | Pension Plan [Member] | Cash and cash equivalents at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	392	371
Domestic Plan [Member] | Pension Plan [Member] | Equity at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	271	256
Domestic Plan [Member] | Pension Plan [Member] | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	179	139
Domestic Plan [Member] | Pension Plan [Member] | Fixed Income securities at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	71	48
Domestic Plan [Member] | Pension Plan [Member] | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Other assets at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Total assets at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	342	304
Domestic Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	99	81
Domestic Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	4	5
Domestic Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	1
Domestic Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	94	75
Domestic Plan [Member] | Pension Plan [Member] | Significant Other Observable Inputs (Level 2) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Significant Unobservable Inputs (Level 3) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	134	130
Domestic Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	120	114
Domestic Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	14	16
Domestic Plan [Member] | Pension Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	172	182	$ 171
Other assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	3
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Cash and cash equivalents at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	120	132
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Equity at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	83	91
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	51	47
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Fixed Income securities at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	20	17
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Other assets at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Total assets at NAV [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	103	108
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	28	27
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	2
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	27	25
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	41	47
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	1
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	37	41
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	4	5
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	$ 0